3. Summary of Significant Accounting Policies: (k) Share-Based Payments Transactions (Policies)	12 Months Ended
Jun. 30, 2024
Policies
(k) Share-Based Payments Transactions

(k) Share-Based Payments Transactions

The Company operates a stock option plan (the “Option Plan”). Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received, or at the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The fair value of options is determined based on the application of the Black-Scholes valuation model (“Black-Scholes”). The fair value of equity-settled stock-based compensation transactions is recognized as an expense with a corresponding increase in the share-based payments reserve.

If share-settled awards are modified, as a minimum an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

Amounts recorded for cancelled or expired unexercised options are transferred to accumulated deficit in the period of which the cancellation or expiry occurs.

The Company also operates a RSUs Plan, where RSUs are granted to directors, employees and consultants from time to time. RSUs are measured at the fair value of the date of grant, based on the closing price of the Company’s common shares on the date of grant. The fair value of stock-based compensation on RSUs is recognized as an expense with a corresponding increase in the reserve for RSUs over the vesting period.

From time to time, the Company may also grant RSUs with a put right option, which provides the grantee with the right (the “Put Right Option”), but not the obligation to cause the Company to purchase all or a portion of the vested RSUs at a put purchase price (the “Put Purchase Price”). As the grantee has the choice of settlement through cash or in shares, these RSUs with the Put Right Option are considered to be a compound financial instrument that includes both a liability component and an equity component. At the measurement date, the Company accounts for the two components separately i.e. applying the requirements for cash-settled share-based payments to the liability component and applying the requirements for equity-settled share-based payments to the equity component, if that component has a recognized value. Applying the requirements for equity-settled share-based payments, the value of the equity component is not remeasured subsequently. Applying the requirements for cash-settled share-based payments, the liability is remeasured at each reporting date and on settlement date to its fair value.

If the grantee chooses cash settlement, then the cash payment settles the liability. Any equity component previously recognized in equity remains in equity. If the grantee employee chooses settlement in equity instruments, then the liability is transferred to equity as consideration for issuing the equity instruments.